Lease (Tables)	12 Months Ended
Dec. 31, 2021
Lease
Schedule of comprehensive income (loss)

The Company leases office spaces under non-cancellable operating leases. A summary of lease cost recognized in the Company’s combined statements of comprehensive income (loss) is as follows:

	Year Ended December 31,
	2021
	RMB	US$
Operating leases cost excluding short-term rental expense	4,142	650
Short-term lease cost	21,628	3,394
Total	25,770	4,044

Schedule of supplemental information related to operating leases

A summary of supplemental information related to operating leases is as follows:

	Year Ended December 31,
	2021
	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities	4,710	739
Weighted average remaining lease term (in years)	3.2
Weighted average discount rate.	4.75%

Schedule of maturity of lease liabilities under operating leases

The following table summarizes the maturity of lease liabilities under operating leases as of December 31, 2021:

For the Year Ending December 31,	RMB	US$
2022	6,567	1,031
2023	6,903	1,083
2024	7,281	1,143
2025	3,192	501
2026	926	145
Total lease payments	24,869	3,903
Less: imputed interest	(1,871)	(294)
Total	22,998	3,609
Less: current portion	5,679	891
Non-current portion	17,319	2,718